Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.5%
	Communication Services - 6.2%
777,500	Alphabet, Inc. - Class A (a)	$90,438,800
724,240	Alphabet, Inc. - Class C (a)	84,475,354
984,400	Baidu, Inc. - ADR (a)	134,439,508
3,571,140	comScore, Inc. (a)	7,177,991
103,800	Electronic Arts, Inc.	13,621,674
696,000	IMAX Corp. (a)	11,699,760
144,355	Live Nation Entertainment, Inc. (a)	13,567,926
586,128	Madison Square Garden Entertainment Corp. - Class A (a)	34,130,233
2,850	Madison Square Garden Sports Corp. - Class A (a)	438,273
80,700	Meta Platforms, Inc. - Class A (a)	12,839,370
3,600	Netflix, Inc. (a)	809,640
1,619,550	Pinterest, Inc. - Class A (a)	31,548,834
25,900	Roblox Corp. - Class A (a)	1,111,887
105,300	Snap, Inc. - Class A (a)	1,040,364
221,100	T-Mobile US, Inc. (a)	31,630,566
6,804,500	WildBrain Ltd. - CAD (a)	12,434,134
94,619	ZoomInfo Technologies, Inc. (a)	3,585,114
		484,989,428

	Consumer Discretionary - 12.9%
75,000	2U, Inc. (a)	734,250
1,144,400	Alibaba Group Holding Ltd. - ADR (a)	102,275,028
151,500	Amazon.com, Inc. (a)	20,444,925
69,300	Boot Barn Holdings, Inc. (a)	4,317,390
102,900	Burlington Stores, Inc. (a)	14,522,277
104,437	Capri Holdings Ltd. (a)	5,083,993
785,000	CarMax, Inc. (a)	78,138,900
13,500	Darden Restaurants, Inc.	1,680,615
350	Dollar General Corp.	86,950
1,100	Duolingo, Inc. (a)	100,925
270,600	eBay, Inc.	13,159,278
3,458,732	Entain PLC - GBP (a)	50,650,006
8,000	Five Below, Inc. (a)	1,016,560
22,700	Flutter Entertainment PLC - GBP (a)	2,274,561
1,712,185	GAN Ltd. (a)	6,232,353
104,000	Gildan Activewear, Inc.	3,049,280
846,100	GrowGeneration Corp. (a)	4,103,585
973,835	iRobot Corp. (a)	44,806,148
1,059,865	Norwegian Cruise Line Holdings Ltd. (a)	12,877,360
199,610	Ollie’s Bargain Outlet Holdings, Inc. (a)	11,767,010
61,200	Restaurant Brands International, Inc.	3,280,932
64,260	Rivian Automotive, Inc. - Class A (a)	2,204,118
972,276	Royal Caribbean Cruises Ltd. (a)	37,636,804
2,920,350	Sony Group Corp. - ADR	249,368,687
296,210	Tesla, Inc. (a)	264,056,405
967,000	Tuesday Morning Corp. (a)	230,339
28,000	Ulta Beauty, Inc. (a)	10,889,480
127,400	Victoria’s Secret & Co. (a)	4,708,704
1,999,150	XPeng, Inc. - ADR (a)	48,839,235
		998,536,098

	Consumer Staples - 0.0%
18,300	Calavo Growers, Inc.	737,490
65,000	Grocery Outlet Holding Corp. (a)	2,776,800
		3,514,290

	Energy - 0.9%
586,250	Coterra Energy, Inc.	17,933,388
153,200	EOG Resources, Inc.	17,038,904
168,900	New Fortress Energy, Inc.	8,271,033
8,895,282	Transocean Ltd. (a)	30,066,053
		73,309,378

	Financials - 5.0%
192,700	AssetMark Financial Holdings, Inc. (a)	3,659,373
14,200	Charles Schwab Corp. (The)	980,510
144,471	CME Group, Inc. - Class A	28,819,075
349,043	Discover Financial Services	35,253,343
116,700	Galaxy Digital Holdings Ltd. - CAD (a)	661,623
76,000	LPL Financial Holdings, Inc.	15,953,920
454,820	MarketAxess Holdings, Inc.	123,156,160
1,456,264	Morgan Stanley	122,763,055
723,720	NMI Holdings, Inc. - Class A (a)	13,707,257
122,880	Progressive Corp. (The)	14,138,573
464,000	Tradeweb Markets, Inc. - Class A	32,721,280
		391,814,169

	Health Care - 32.6%
284,100	Abbott Laboratories	30,921,444
758,623	ABIOMED, Inc. (a)	222,284,125
350,320	Accuray, Inc. (a)	735,672
108,200	Adaptive Biotechnologies Corp. (a)	991,112
1,549,000	Alkermes PLC (a)	39,654,400
1,986,920	Allogene Therapeutics, Inc. (a)	25,790,221
1,328,200	Amicus Therapeutics, Inc. (a)	13,228,872
423,300	Arbutus Biopharma Corp. (a)	977,823
715,987	BeiGene Ltd. - ADR (a)	120,343,095
6,145	Berkeley Lights, Inc. (a)	27,591
879,539	Biogen, Inc. (a)	189,153,657
1,986,160	BioMarin Pharmaceutical, Inc. (a)	170,909,068
1,424,392	BioNTech SE - ADR	235,238,339
423,000	Boston Scientific Corp. (a)	17,364,150
486,238	Bridgebio Pharma, Inc. (a)	4,210,821
284,715	Calithera Biosciences, Inc. (a) (b)	905,394
9,268,500	Cerus Corp. (a) (b)	50,049,900
15,450	Charles River Laboratories International, Inc. (a)	3,870,843
90,300	Edwards Lifesciences Corp. (a)	9,078,762
673,092	Elanco Animal Health, Inc. (a)	13,636,844
886,494	Eli Lilly & Co.	292,268,207
10,369,356	Epizyme, Inc. (a) (b)	15,346,647
437,600	Exact Sciences Corp. (a)	19,735,760
4,250,691	FibroGen, Inc. (a)	53,473,693
447,120	Glaukos Corp. (a)	24,077,412
110,269	Guardant Health, Inc. (a)	5,532,196
388,006	Health Catalyst, Inc. (a)	6,495,220
12,100	Illumina, Inc. (a)	2,621,828
224,500	ImmunoGen, Inc. (a)	1,064,130
572,526	Insulet Corp. (a)	141,871,943
887,000	LivaNova PLC (a)	56,475,290
221,060	Mereo Biopharma Group PLC - ADR (a)	267,483
10,338,080	Nektar Therapeutics (a) (b)	40,938,797
118,200	NuVasive, Inc. (a)	6,207,864
697,800	OraSure Technologies, Inc. (a)	2,135,268
19,500	Penumbra, Inc. (a)	2,717,910
3,691,091	Pulmonx Corp. (a) (b)	62,896,191
208,300	QIAGEN N.V. - EUR (a)	10,401,907
20,886	Repligen Corp. (a)	4,456,237
4,928,380	Rhythm Pharmaceuticals, Inc. (a) (b)	62,097,588
118,800	Roche Holding AG - CHF	39,364,942
75,700	Sage Therapeutics, Inc. (a)	2,604,837
1,624,593	Seagen, Inc. (a)	292,394,248
3,900	Seer, Inc. - Class A (a)	35,100
258,660	Shockwave Medical, Inc. (a)	54,559,154
14,600	Sio Gene Therapies, Inc. (a)	4,997
4,003,332	Standard BioTools, Inc. (a) (b)	5,804,831
395,000	Turning Point Therapeutics, Inc. (a)	29,617,100
3,768,470	Wave Life Sciences Ltd. (a)	9,571,914
3,868,301	Xencor, Inc. (a) (b)	110,981,556
860,080	Zentalis Pharmaceuticals, Inc. (a)	25,114,336
		2,530,506,719

	Industrials - 11.6%
2,568,800	AECOM	184,953,600
501,600	Alaska Air Group, Inc. (a)	22,235,928
25,100	Allegiant Travel Co. (a)	2,894,281
4,736,460	American Airlines Group, Inc. (a)	64,936,867
2,320,300	Array Technologies, Inc. (a)	39,097,055
3,522,180	Aurora Innovation, Inc. - Class A (a)	8,946,337
187,000	Axon Enterprise, Inc. (a)	20,605,530
49,600	Bloom Energy Corp. - Class A (a)	1,003,408
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	397,700
299,400	Curtiss-Wright Corp.	42,945,936
2,572,947	Delta Air Lines, Inc. (a)	81,819,715
19,600	FedEx Corp.	4,568,564
42,400	Frontier Group Holdings, Inc. (a)	613,952
255,800	Gibraltar Industries, Inc. (a)	11,968,882
181,900	Hawaiian Holdings, Inc. (a)	2,721,224
567,700	Hertz Global Holdings, Inc. (a)	12,160,134
983,900	Jacobs Engineering Group, Inc.	135,089,470
3,117,400	JetBlue Airways Corp. (a)	26,248,508
1,955,700	Li-Cycle Holdings Corp. (a)	14,061,483
414,550	Lyft, Inc. - Class A (a)	5,745,663
168,500	Masonite International Corp. (a)	15,338,555
1,922,300	NN, Inc. (a)	5,574,670
13,600	Old Dominion Freight Line, Inc.	4,127,736
15,800	Ryanair Holdings PLC - ADR (a)	1,153,400
1,795,350	Southwest Airlines Co. (a)	68,438,742
242,400	Spirit Airlines, Inc. (a)	6,004,248
28,815	Sun Country Airlines Holdings, Inc. (a)	581,198
38,150	TransDigm Group, Inc. (a)	23,742,271
20,000	TuSimple Holdings, Inc. - Class A (a)	199,200
320,400	Uber Technologies, Inc. (a)	7,513,380
2,182,600	United Airlines Holdings, Inc. (a)	80,210,550
62,000	WillScot Mobile Mini Holdings Corp. (a)	2,393,820
		898,292,007

	Information Technology - 26.3%
60,330	908 Devices, Inc. (a)	1,357,425
177,400	Adobe, Inc. (a)	72,755,288
110,500	Ambarella, Inc. (a)	9,563,775
109,200	Applied Materials, Inc.	11,573,016
2,810,800	Arlo Technologies, Inc. (a)	19,759,924
46,200	ASML Holding N.V. - ADR	26,539,128
31,700	Autodesk, Inc. (a)	6,857,344
1,559,746	Axcelis Technologies, Inc. (a)	109,696,936
10,859,366	BlackBerry Ltd. (a)	66,567,914
50,500	Cerence, Inc. (a)	1,422,585
5,000	Credo Technology Group Holding Ltd. (a)	80,250
134,599	CrowdStrike Holdings, Inc. - Class A (a)	24,712,376
77,050	CyberArk Software Ltd. (a)	10,026,517
93,000	Dell Technologies, Inc. - Class C	4,190,580
829,541	Descartes Systems Group, Inc. (The) (a)	57,271,511
500	DocuSign, Inc. (a)	31,990
49,500	FARO Technologies, Inc. (a)	1,609,740
7,794,800	Flex Ltd. (a)	130,952,640
14,250	Flywire Corp. (a)	334,305
906,155	FormFactor, Inc. (a)	32,222,872
237,000	Freshworks, Inc. - Class A (a)	3,107,070
28,020	GitLab, Inc. - Class A (a)	1,608,348
1,065,560	Hewlett Packard Enterprise Co.	15,173,574
415,760	HP, Inc.	13,882,226
135,000	HubSpot, Inc. (a)	41,580,000
2,421,400	indie Semiconductor, Inc. - Class A (a)	17,434,080
118,350	Intuit, Inc.	53,987,719
703,000	Jabil, Inc.	41,716,020
88,800	Jamf Holding Corp. (a)	2,170,272
61,400	Keysight Technologies, Inc. (a)	9,983,640
128,904	Keywords Studios PLC - GBP	3,946,473
358,900	KLA Corp.	137,652,506
93,700	MACOM Technology Solutions Holdings, Inc. (a)	5,428,978
181,000	Marqeta, Inc. - Class A (a)	1,735,790
316,324	Materialise NV - ADR (a)	4,441,189
1,905,400	MaxLinear, Inc. (a)	76,997,214
3,856,400	Micron Technology, Inc.	238,556,904
23,800	MongoDB, Inc. (a)	7,436,786
1,072,467	NetApp, Inc.	76,499,071
1,020,133	nLIGHT, Inc. (a)	12,506,831
2,220,325	Nutanix, Inc. - Class A (a)	33,593,517
216,450	NVIDIA Corp.	39,313,814
8,200	Okta, Inc. - Class A (a)	807,290
202,900	OSI Systems, Inc. (a)	19,614,343
25,310	Palo Alto Networks, Inc. (a)	12,632,221
676,000	Plantronics, Inc. (a)	26,898,040
327,000	PROS Holdings, Inc. (a)	7,968,990
345,923	QUALCOMM, Inc.	50,179,590
176,900	Rapid7, Inc. (a)	11,316,293
3,250	RingCentral, Inc. - Class A (a)	160,843
1,730,920	Splunk, Inc. (a)	179,859,897
1,459,800	Stratasys Ltd. (a)	30,057,282
45,700	Tenable Holdings, Inc. (a)	1,766,305
637,000	Trimble, Inc. (a)	44,226,910
132,840	Unity Software, Inc. (a)	4,966,888
843,129	Universal Display Corp.	97,347,674
45,840	Varonis Systems, Inc. (a)	1,165,711
131,900	VMware, Inc. - Class A	15,326,780
375,980	Western Digital Corp. (a)	18,460,618
211,980	WEX, Inc. (a)	35,233,196
618,900	Wolfspeed, Inc. (a)	51,554,370
19,500	Zoom Video Communications, Inc. - Class A (a)	2,025,270
		2,037,846,649

	Materials - 0.8%
93,000	Albemarle Corp.	22,720,830
112,059	Bioceres Crop Solutions Corp. (a)	1,171,016
34,500	Ingevity Corp. (a)	2,314,950
2,682,400	Ivanhoe Mines Ltd. - Class A - CAD (a)	16,674,010
1,430,652	Perimeter Solutions SA (a)	16,524,031
		59,404,837

	Real Estate - 0.2%
173,400	EPR Properties	9,330,654
53,600	Safehold, Inc.	2,285,504
		11,616,158

	TOTAL COMMON STOCKS
	(Cost $4,581,213,992)	$7,489,829,733

	PREFERRED STOCKS - 0.1%
	Financials - 0.1%
529,276	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	1,741,318
1,186,400	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	3,689,704
		5,431,022

	TOTAL PREFERRED STOCKS
	(Cost $9,538,607)	5,431,022

	WARRANTS - 0.0%
	Materials - 0.0%
364,100	Perimeter Solutions SA (Expiration Date 11/8/24) (a) (c)	217,550

	TOTAL WARRANTS
	(Cost $3,641)	217,550

	RIGHTS - 0.0%
	Health Care - 0.0%
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	0

	TOTAL RIGHTS
	(Cost $0)	0

Shares		Value
	SHORT-TERM INVESTMENTS - 3.6%
281,396,497	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 1.45% (e)	$281,396,497
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $281,396,497)	281,396,497
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,872,152,737) - 100.2%	7,776,874,802
	Liabilities in Excess of Other Assets - (0.2)%	(13,642,294)
	TOTAL NET ASSETS - 100.0%	$7,763,232,508

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2022. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stocks(1)	$7,489,829,733	$-	$-	$7,489,829,733
Growth Fund	Preferred Stocks(2)	5,431,022	-	-	5,431,022
	Warrants(3)	-	217,550	0	217,550
	Rights(4)	-	-	-	0
	Short-Term Investments	281,396,497	-	-	281,396,497
	Total Investments in Securities	$7,776,657,252	$217,550	$0	$7,776,874,802

(1) Refer to the Fund’s respective Schedule of Investments for the breakdown of major categories.
(2) Financials
(3) Materials
(4) Health Care

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2021	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2022
Axcelis Technologies, Inc.(1)	$112,881,150	$-	$30,560,872	$-	$26,188,958	$1,187,700	N/A
Calithera Biosciences, Inc.	14,261,542	56,740	336,648	-	(8,584,405)	(4,491,835)	905,394
Cerus Corp.	65,404,680	-	3,663,579	-	136,429	(11,827,630)	50,049,900
Epizyme, Inc.	41,220,089	1,281,039	1,495,827	-	(18,118,339)	(7,540,315)	15,346,647
Nektar Therapeutics	168,252,957	-	7,759,875	-	(3,434,368)	(116,119,917)	40,938,797
NN, Inc.(1)	13,238,510	-	2,533,387	-	(10,211,447)	5,080,994	N/A
Pulmonx Corp.	98,058,947	41,310,610	1,073,418	-	(2,589,733)	(72,810,215)	62,896,191
Rhythm Pharmaceuticals, Inc.	55,174,106	1,981,512	1,091,330	-	(3,847,741)	9,881,041	62,097,588
ServiceSource International, Inc.(1)	8,838,960	-	975,870	-	(23,714,097)	25,025,772	N/A
Standard BioTools, Inc.(2)	21,584,845	-	604,084	-	(2,653,985)	(12,521,945)	5,804,831
Wave Life Sciences Ltd.(1)	17,762,290	62,348	197,507	-	(2,375,561)	(5,679,656)	N/A
Xencor, Inc.	168,988,492	87,744	13,053,878	-	4,921,954	(49,962,756)	110,981,556
Total	$785,666,568	$44,779,993	$63,346,275	$-	$(44,282,335)	$(239,778,762)	$349,020,904

(1) No longer an affiliate as of July 31, 2022.
(2) Formerly Fluidigm Corp. Name change effective April 6, 2022.